Related-party Transactions (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Repayment of notes payable - related party	$ (64,376)	$ (25,000)	$ (64,432)	$ (5,000)
Company controlled by the CEO [Member]
Rent expense	$ 90,000